DESCRIPTION OF BUSINESS	12 Months Ended
Nov. 30, 2021
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1.  DESCRIPTION OF BUSINESS

The Valens Company Inc. (the “Company”) was incorporated under the laws of British Columbia on January 14, 1981. On June 18, 2020, the Company completed a continuance under the Canada Business Corporations Act (“CBCA”), making the Company a federal corporation governed by the CBCA. At the same time, the Company changed its name from Valens GroWorks Corp. to The Valens Company Inc. The Company operates in the cannabis industry and is focused on delivering a diverse suite of extraction methodologies, end-to-end development and manufacturing of innovative cannabinoid-based products and analytical testing. The Company’s common shares trade under the trading symbol “VLNS” on the Toronto Stock Exchange (“TSX”) and Nasdaq and under the trading symbol “VLNS”.

On November 16, 2021, the Company effected a three for one consolidation of its common shares in order to meet Nasdaq listing requirements. Current year and comparative common share and share-based instrument balances have been updated to reflect the share consolidation.

The address of the Company’s registered office is Suite 400, 96 Spadina Avenue, Toronto, ON, M5V 2J6.

Valens Agritech Ltd. (“VAL”) was granted its Licensed Producer (“LP”) license to cultivate and produce oil under the Access to Cannabis for Medical Purposes Regulations and subsequently, a standard processing and standard cultivation license under the Cannabis Act. This license was subsequently amended by Health Canada to permit sales directly to provinces and territories, sales of dried cannabis products to authorized provincial and territorial retailers, and the addition of the second production facility in Kelowna. VAL also holds an analytical testing license and received a cannabis research license from Health Canada under the Cannabis Act.

On July 19, 2018, Valens Farms Ltd. (“Farms”) was incorporated under the laws of British Columbia. Farms currently holds the real estate interest of the Company’s processing facilities in Kelowna, BC.

On October 18, 2018, Valens Labs Ltd. (“Labs”) was incorporated under the laws of British Columbia to perform analytical testing services on cannabis products.

On November 8, 2019, the Company acquired 100% of the shares of Southern Cliff Brands Inc. (d/b/a Pommies Cider Co.) (“Pommies”). Pommies is an Ontario based manufacturer and distributer of alcoholic beverages within the cider industry. Pommies was issued a cannabis micro-processing license by Health Canada on November 19, 2021.

On June 26, 2020, Valens Australia Pty Ltd. (“VAPL”) was incorporated under the laws of Western Australia to develop the Company’s presence in the Australian market.

On March 5, 2021, the Company acquired 100% of the shares of LYF Food Technologies Inc. (“LYF”). LYF is an edibles manufacturer based in Kelowna, BC with expertise in product creation, white label manufacturing and infusion technologies. LYF also holds a standard processing license that was subsequently amended by Health Canada to permit sales directly to provinces and territories.

On June 17, 2021, the Company acquired 100% of the shares of Green Roads, Inc. and its manufacturing subsidiary (collectively, “Green Roads” or “GR”). Green Roads was the largest privately-owned CBD company in the United States. Based in South Florida, Green Roads produces health and wellness products using hemp-derived CBD across a variety of consumer categories such as oils, topicals, ingestibles, personal care and pet products.

On November 8, 2021, the Company acquired 100% of the shares of Citizen Stash Cannabis Corp. (“Citizen Stash” or “CS”). Citizen Stash is the parent company of Experion Biotechnologies Inc., a Health Canada licensed cultivator and processor of cannabis, based in Mission BC, with a portfolio of premium cannabis genetics, strains, and products. Experion Biotechnologies Inc’s Health Canada license also permits sales directly to provinces and territories.